Note 7 - Leases - Future Undiscounted Lease Payments for Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023, operating lease	$ 595	$ 544
2024, operating lease	635	553
2025, operating lease	642	566
2026, operating lease	649	571
2027, operating lease	657	576
Thereafter, operating lease	2,686	2,392
Total undiscounted lease payments, operating lease	5,864	5,202
Less: imputed interest, operating lease	(1,193)	(955)
Other Liabilities [Member]
Operating lease liabilities	$ 4,671	$ 4,247